Unaudited Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Accumulative statutory reserves	50.00%
Restricted net assets percentage	25.00%
PRC [Member]
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Statutory reserves percentage	10.00%
Subsidiary exceed net assets	25.00%